Related Parties Transaction (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Related Party Transaction [Line Items]
Interest Expense	$ 195,730		$ 300,207	$ 172,813	$ 170,141	$ 273,594
Liew Yow Ming [Member]
Related Party Transaction [Line Items]
Interest Expense					$ 170,141	$ 242,756